Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:
	December 31,
	2025	2024

Net operating loss carry forward	$6,352,698	$4,600,017
Research and development expenses	141,183	225,098
Provision for warranty	2,837	2,837
Provision for vacation and convalescence	25,328	24,463
Issuance costs	(45,468)	(45,468)
Gross deferred tax assets	6,476,578	4,806,947
Less - valuation allowance	(6,476,578)	(4,806,947)
Net deferred tax assets	$-	$-